                     Supplement dated June 10, 2002 to the
        Statement of Additional Information for the Pacific Select Fund
                               dated May 1, 2002

   This supplement revises the Fund's Statement of Additional Information to reflect the following:

Under ORGANIZATION AND MANAGEMENT OF THE FUND, the following changes are made:

   Under the subsection Portfolio Management Agreements, the following disclosure shall replace the third paragraph and I-Net Tollkeeper Portfolio schedule on page 70:

   Pursuant to a Portfolio Management Agreement and an addendum to the agreement between the Fund, the Adviser, and Goldman Sachs Asset Management ("Goldman Sachs"), 32 Old Slip, New York, New York 10005, which became effective May 1, 2000, Goldman Sachs is the Portfolio Manager and provides investment advisory services to the I-Net Tollkeeper Portfolio (SM) (I-Net Tollkeeper is a service mark of Goldman, Sachs & Co.).

   For the services provided, for the period of May 1, 2000 through December 31, 2001, for the I-Net Tollkeeper Portfolio, Pacific Life paid a monthly fee to Goldman Sachs based on an annual percentage of the average daily net assets of the I-Net Tollkeeper Portfolio according to the following schedule:

                          I-Net Tollkeeper Portfolio

             Rate (%)                                  Break Point (assets)
             --------                                  --------------------
               .95%                                    On first $1 billion
               .90%                                    On excess

   Effective January 1, 2002, for the services provided, Pacific Life pays a monthly fee to Goldman Sachs based on an annual percentage of the average daily net assets of the I-Net Tollkeeper Portfolio according to the following schedule:

                          I-Net Tollkeeper Portfolio

             Rate (%)                                  Break Point (assets)
             --------                                  --------------------
               .85%                                    On first $500 million
               .75%                                    On next $500 million
               .70%                                    On excess

15-24204-00
FSAISUP602
85-24205-00
NSAISUP602